Disposal of a Subsidiary - Additional Information (Detail)	Feb. 08, 2017
Eastern Airlines Industry Investment Company Limited [member]
Disclosure Of Disposal Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%